REVENUE RECOGNITION (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
REVENUE RECOGNITION
Contract liabilities, current	$ 9,044	$ 6,485	$ 2,072